Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,392	Taxes	UNITED STATES	Federal Government [Member]	Entity Level Project [Member]	Oil and Natural Gas [Member]	Well